Consolidated Statements of Comprehensive Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING INCOME
Interest income	$ 2,921,097	$ 2,232,327	$ 2,321,381
Interest expense	(1,109,746)	(638,479)	(904,417)
Net interest income	1,811,351	1,593,848	1,416,964
Fee and commission income	578,604	451,162	498,658
Fee and commission expense	(245,853)	(183,884)	(211,572)
Net fee and commission income	332,751	267,278	287,086
Net income (expense) from financial operations	(6,403)	90,800	(78,165)
Net foreign exchange gain	125,431	58,997	279,857
Other operating income	10,391	8,206	13,001
Net operating profit before provision for loan losses	2,273,521	2,019,129	1,918,743
Provision for loan losses	(291,083)	(478,264)	(323,311)
NET OPERATING INCOME	1,982,438	1,540,865	1,595,432
Personnel salaries and expenses	(397,675)	(408,670)	(410,157)
Administrative expenses	(280,134)	(250,450)	(233,612)
Depreciation and amortization	(122,055)	(109,426)	(106,092)
Impairment of property, plant, and equipment		(638)	(2,726)
Other operating expenses	(107,819)	(77,806)	(49,303)
Total operating expenses	(907,683)	(846,990)	(801,890)
OPERATING INCOME	1,074,755	693,875	793,542
Income from investments in associates and other companies	(663)	1,388	1,146
Income from continuing operations before tax	1,074,092	695,263	794,688
Income tax expense	(221,664)	(142,533)	(175,074)
Result of continuing operations	852,428	552,730	619,614
Result of discontinued operations			1,699
NET INCOME FOR THE YEAR	852,428	552,730	621,313
Attributable to:
Shareholders of the Bank	842,467	547,614	619,091
Non-controlling interest	$ 9,961	$ 5,116	$ 2,222
Earnings per share from continued operations attributable to shareholders of the Bank:
Basic earnings (in Pesos per share)	$ 4.487	$ 2.906	$ 3.276
Diluted earnings (in Pesos per share)	4.487	2.906	3.276
Earnings per share from discontinued operations attributable to shareholders of the Bank:
Basic earnings (in Pesos per share)			0.009
Diluted earnings (in Pesos per share)			0.009
Earnings per share attributable to shareholders of the Bank:
Basic earnings (in Pesos per share)	4.487	2.906	3.285
Diluted earnings (in Pesos per share)	$ 4.487	$ 2.906	$ 3.285
NET INCOME FOR THE YEAR	$ 852,428	$ 552,730	$ 621,313
Other comprehensive income that will not be reclassified to profit or loss
Equity instruments at fair value through other comprehensive income	(243)	(18)	(1)
Income tax related to the above	66	5
Total items that will not be reclassified to the income statements	(177)	(13)	(1)
Other comprehensive income that will be reclassified to profit or loss
Debt instruments at fair value through other comprehensive income	(214,835)	73,689	22,223
Cash flow hedge	(236,816)	(96,330)	(50,238)
Income tax related to the above	122,987	6,296	7,618
Total items that will be reclassified to the income statements	(328,664)	(16,345)	(20,397)
Other comprehensive income for the year, net of tax	(328,841)	(16,358)	(20,398)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	523,587	536,372	600,915
Attributable to:
Shareholders of the Bank	513,910	531,177	598,693
Non-controlling interests	$ 9,677	$ 5,195	$ 2,222